Document And Entity Information	Jul. 23, 2019
Cover page.
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 23, 2019
Entity Registrant Name	Advanced Drainage Systems, Inc.
Entity Central Index Key	0001604028
Entity Emerging Growth Company	false
Entity File Number	001-36557
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	51-0105665
Entity Address, Address Line One	4640 Trueman Boulevard
Entity Address, City or Town	Hilliard
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43026
City Area Code	(614)
Local Phone Number	658-0050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock $0.01 par value per share)
Trading Symbol	WMS
Name of each exchange on which registered	NYSE